CONSOLIDATED UNAUDITED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,484)	$ (6,319)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	89	68
Share-based compensation	138	217
Financial income, net	(36)	(14)
Changes in assets and liabilities items:
Increase in prepaid and other current assets and non-current assets	(508)	(100)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	27	(591)
Increase (decrease) in employees and payroll accruals	(62)	370
Increase (decrease) in royalties provision	35	(5)
Net cash used in operating activities	(7,801)	(6,374)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(218)	(140)
Investment in short-term bank and other deposits	(8,814)	(7,651)
Net cash provided by (used in) investing activities	(9,032)	(7,791)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of warrants into ordinary shares, net of issuance expenses	19,219	0
Issuance of ordinary shares in private placement, net of issuance expenses	0	4,731
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses	0	10,139
Net cash provided by financing activities	19,219	14,870
Net increase in cash, cash equivalents and restricted cash	2,386	705
Cash, cash equivalents and restricted cash at the beginning of the period	8,053	8,035
Cash, cash equivalents and restricted cash at the end of the period	10,439	8,740
Supplemental disclosure of non-cash flow information
Purchase of property and equipment included in accounts payable and accrued expenses	59	15
Financing fees included in other account payable and accruals	291
Assets acquired under operating lease	$ 916	$ 0